                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05597

Morgan Stanley Municipal Income Opportunities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: August 31, 2004


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS AUGUST 31, 2004 (unaudited)

PRINCIPAL
AMOUNT IN                                                                               COUPON       MATURITY
THOUSANDS                                                                                RATE          DATE         VALUE
---------                                                                               ------       --------       -----
              TAX-EXEMPT MUNICIPAL BONDS (97.1%)
              General Obligation (1.3%)
     $1,000   California, Various Purposes Dtd 02/01/04                                   5.00%      02/01/33    $  1,007,800
      1,000   Southlands, Colorado, Medical District #1                                  7.125       12/01/34         998,610
      -----                                                                                                      ------------
      2,000                                                                                                         2,006,410
      -----                                                                                                      ------------

              Educational Facilities Revenue  (1.8%)
      1,200   ABAG Finance Authority for Nonprofit Corporations, California,              7.50       05/01/11       1,276,332
                National Center for International Schools COPs
        500   San Diego County, California, The Burnham Institute COPs                    6.25       09/01/29         517,025
      1,000   Westchester County Industrial Development Agency, New York,                5.375       08/01/24       1,021,150
      -----     Guiding Eyes For The Blind                                                                       ------------
      2,700                                                                                                         2,814,507
      -----                                                                                                      ------------

              Hospital Revenue  (15.9%)
      1,000   Colbert County-Northwest Health Care Authority, Alabama, Helen              5.75       06/01/27         960,820
                Keller Hospital Ser 2003
      2,000   Baxter County, Arkansas, Baxter County Regional Hospital Impr &            5.625       09/01/28       2,016,700
                Refg Ser 1999 B
      2,000   Hawaii Department of Budget & Finance, Kuakini Health 2002 Ser A           6.375       07/01/32       2,056,820
      1,000   Illinois Health Facilities Authority, Riverside Health Ser 2000             6.85       11/15/29       1,218,610
      1,000   Indiana Health Facility Financing Authority, Riverview Hospital Ser        6.125       08/01/31       1,033,920
                2002
      2,000   Maryland Health & Higher Educational Facilities Authority,                  6.75       07/01/30       2,257,060
                University of Maryland Medical Center Ser 2000
      1,000   St Louis County Industrial Development Authority, Missouri,                6.625       11/15/35       1,013,820
                Pediatric Rehabilitation Center Ser 2003 A
      3,000   Henderson, Nevada, Catholic Health West 1998 Ser A                         5.375       07/01/26       2,904,299
      1,500   New Hampshire Higher Educational & Health Facilities Authority,             6.00       05/01/28       1,331,535
                Littleton Hospital Assn Ser 1998 A
      2,000   New Jersey Health Care Facilities Financing Authority, Raritan Bay          7.25       07/01/27       2,091,500
                Medical Center Ser 1994
      1,230   Nassau County Industrial Development Agency, New York, North               5.875       11/01/11       1,356,850
                Shore Health Ser B

      1,000   Monroe County Hospital Authority, Pennsylvania,  Pocono Medical             6.00       01/01/43       1,022,480
                Center Ser 2003
      1,750   Philadelphia Hospitals & Higher Education Facilities Authority,            6.375       11/15/11       1,753,570
                Pennsylvania, Chestnut Hill Hospital Ser 1992
      2,000   South Carolina Jobs - Economic Development Authority, Palmetto             6.875       08/01/27       2,186,340
                Health Alliance Refg & Impr Ser 2003 C
      1,000   Knox County Health, Educational & Housing Facility Board,                   6.50       04/15/31         958,490
                Tennessee, Baptist Health of East Tennessee Ser 2002
      1,000   Decatur Hospital Authority, Texas, Wise Regal Health Ser Ser A             7.125       09/01/34         994,600
      -----                                                                                                      ------------
     24,480                                                                                                       25,157,414
     ------                                                                                                      ------------

              Industrial Development/Pollution Control Revenue  (14.0%)
      2,000   Los Angeles, California, American Airlines Inc Terminal 4 Ser 2002          7.50       12/01/24       1,724,960
              C (AMT)
        360   Metropolitan Washington Airports Authority, District of Columbia &        10.125       09/01/11         360,450
                Virginia, CaterAir International Corp Ser 1991 (AMT) +
      2,000   Chicago, Illinois, Chicago O'Hare Int'l Airport/United Airlines Inc Refg    6.30       05/01/16         370,000
                 Ser 2001 C (a)
      1,500   Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)                            6.00       06/01/27       1,477,890
      1,500   Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A                       5.625       02/01/18       1,390,290
        505   Zanesville-Muskingum County Port Authority, Ohio, Anchor Glass             10.25       12/01/08         504,939
                Container Corp Ser 1989 B (AMT)
      2,000   Beaver County Industrial Development Authority, Pennsylvania,               7.75       05/01/20       2,144,220
                Toledo Edison Co Collateralized Ser 1995 B
      3,330   Carbon County Industrial Development Authority, Pennsylvania,               6.65       05/01/10       3,603,560
                Panther Creek Partners Refg 2000 Ser (AMT)
      2,125   Lexington County, South Carolina, Ellett Brothers Inc Refg Ser 1988         7.50       09/01/08       2,075,551
      1,000   Brazos River Authority, Texas, TXU Electric Co Refg Ser 1999 A              7.70       04/01/33       1,169,060
              (AMT)
      1,000   Chesterfield County Industrial Development Authority, Virginia,             5.50       10/01/09       1,071,380
                Virginia Electric & Power Company Ser 1985
      4,000   Pittsylvania County Industrial Development Authority, Virginia,             7.45       01/01/09       4,114,920
                Multi-Trade Pittsylvania County Ser 1994 A (AMT)
      2,000   Upshur County, West Virginia, TJ International Inc Ser 1995 (AMT)           7.00       07/15/25       2,102,500
      -----                                                                                                      ------------
     23,320                                                                                                        22,109,720
     ------                                                                                                      ------------

              Mortgage Revenue - Multi-Family  (6.9%)
              Washington County Housing & Redevelopment Authority,
      3,885     Courtly Park Ser 1989 A                                                   9.75       06/15/19       3,039,041
      1,165     Courtly Park Ser 1989 A (AMT)                                            10.25       06/15/19         911,578
     24,080     Courtly Park Ser 1989 B                                                   0.00       06/15/19         361,200
      8,678     Courtly Park Ser 1989 B (AMT)                                             0.00       06/15/19         130,168
              White Bear Lake, Minnesota,
      3,715     White Bear Woods Apts Phase II Refg 1989 Ser A                            9.75       06/15/19       3,229,561
     19,771     White Bear Woods Apts Phase II Refg 1989 Ser B                            0.00       06/15/19         296,571
      3,000   Brookhaven Industrial Development Agency, New York, Woodcrest              6.375       12/01/37       2,975,040
      -----     Estates Ser 1998 A (AMT)                                                                         ------------
     64,294                                                                                                        10,943,159
     ------                                                                                                      ------------

              Mortgage Revenue - Single Family  (7.0%)
              Colorado Housing & Finance Authority,
        215     1996 Ser B (AMT)                                                          7.65       11/01/26         216,948
      1,015     Ser 1998 D-2 (AMT)                                                        6.35       11/01/29       1,023,425
     28,585   New Hampshire Housing Finance Authority, Residential 1983 Ser B             0.00       01/01/15       9,865,255
     ------                                                                                                      ------------
     29,815                                                                                                        11,105,628
     ------                                                                                                      ------------

              Nursing & Health Related Facilities Revenue  (10.8%)
              Escambia County, Florida,
      5,470     Pensacola Care Development Centers Ser 1989                              10.25       07/01/11       5,504,789
      1,255     Pensacola Care Development Centers Ser 1989 A                            10.25       07/01/11       1,262,982
      1,000   Orange County Health Facilities Authority, Florida, Westminister            6.75       04/01/34         862,000
                Community Care Services Inc Ser 1999
      1,000   Pinellas County Health Facilities Authority, Florida, Oaks of               6.25       06/01/34       1,003,220
                Clearwater Ser 2004

      1,965   Iowa Health Facilities Development Financing Authority, Care                9.25       07/01/25       2,352,871
                Initiatives Ser 1996
      1,205   Kentucky Economic Development Financing Authority,                          6.50#      01/01/29       1,176,128
                AHF/Kentucky-Iowa Inc Ser 2003
      1,200   Westside Habilitation Center, Louisiana, Intermediate Care Facility         8.375      10/01/13       1,222,056
                for the Mentally Retarded Refg Ser 1993
      1,850   Massachusetts Development Finance Agency, New England                      5.875       11/01/18       1,850,037
                Center for Children Ser 1998
      1,000   Massachusetts Health & Educational Facilities Authority, The               6.125       07/01/29         975,380
                Learning Center for Deaf Children Ser C
        870   Mount Vernon Industrial Development Agency, New York,                       6.00       06/01/09         872,036
        ---     Meadowview at the Wartburg Ser 1999                                                              ------------
     16,815                                                                                                        17,081,499
     ------                                                                                                      ------------

              Recreational Facilities Revenue  (6.9%)
      2,000   Sacramento Financing Authority, California, Convention Center               6.25       01/01/30       2,017,460
                Hotel 1999 Ser A
      1,000   San Diego County, San Diego Natural History Museum COPs                     5.70       02/01/28         905,490
      2,000   Mohegan Tribe of Indians, Connecticut, Gaming Authority Ser 2003            5.25       01/01/33       1,965,680
               Mashantucket (Western) Pequot Tribe, Connecticut,
      1,010     1996 Ser A (b)                                                            6.40       09/01/11       1,083,417
      1,000     1997 Ser B (b)                                                            5.75       09/01/27       1,026,820
      2,000   St Louis Industrial Development Authority, Missouri, St Louis              6.875       12/15/20       1,731,600
                Convention Center Headquarters Hotel Ser 2000 (AMT)
      2,000   Austin Convention Enterprises, Texas, Convention Center Hotel Ser           6.70       01/01/32       2,105,420
      -----     2000 A                                                                                           ------------
     11,010                                                                                                        10,835,887
     ------                                                                                                      ------------

              Retirement & Life Care Facilities Revenue  (14.5%)
      1,000   St Johns County Industrial Development Authority, Florida,                  8.00       01/01/30         955,110
                Glenmoor Ser 1999 A
      1,000   Hawaii Department of Budget & Finance, Kahala Nui, 2003 Ser A               8.00       11/15/33       1,011,450
      1,500   Lenexa, Kansas, Lakeview Village - Southridge Ser 2002 C                   6.875       05/15/32       1,584,690
      1,500   Maryland Health & Higher Educational Facilities Authority, Mercy            6.00       04/01/35       1,521,945
                Ridge 2003 Ser A
      1,500   Massachusetts Development Finance Agency, Loomis                            5.75       07/01/23       1,384,305
                Communities Ser 1999 A
      1,500   Kansas City, Missouri, Industrial Development Agency, Bishop                6.50       01/01/35       1,512,390
                Spencer 2004 Ser A
              New Jersey Economic Development Authority,
      1,000     Cedar Crest Villiage Inc Ser 2001 A                                       7.25       11/15/31       1,021,500
      1,000     Franciscan Oaks Ser 1997                                                  5.70       10/01/17         962,760
      1,000     The Presbyterian Home at Montgomery Ser 2001 A                           6.375       11/01/31       1,015,000
      2,000     United Methodist Homes of New Jersey Ser 1998                            5.125       07/01/25       1,771,580
      3,250   Suffolk County Industrial Development Agency, New York,                     7.25       11/01/28       3,389,360
                Jefferson's Ferry Ser 1999

      1,000   North Carolina Medical Care Commission, The Given Estate Project,           6.50       07/01/32       1,017,980
              Ser 2003 A
      1,000   Chester County Health & Education Facilities Authority,                    7.625       07/01/34       1,013,210
                Pennsylvania, Jenner's Pond Inc Ser 2002
        750   Shelby County Health, Educational & Housing Facilities Board,               7.25       12/01/34         772,883
                Tennessee, Village at Germantown Ser 2003 A

      1,000   Houston, Health Facilities Authority, Texas, Buckingham Senior             7.125       02/15/34       1,032,360
                Living Community Ser 2003 A
      2,100   Vermont Economic Development Authority, Wake Robin Corp Ser                 6.75       03/01/29       2,046,093
                1999 A
      1,000   Peninsula Ports Authorty of Virginia, Virginia Baptist Homes Ser           7.375       12/01/32       1,047,940
      -----     2003 A                                                                                           ------------

     23,100                                                                                                        23,060,556
     ------                                                                                                      ------------

              Tax Allocation Revenue  (10.6%)
      1,000   San Marcos, California, Special Tax Community Facilities District # 02-01   5.95       09/01/35       1,016,200
      2,000   Elk Valley Public Improvement Corporation, Colorado Ser 2001 A              7.35       09/01/31       2,094,000
      2,000   Beacon Lakes, Community Development District, Florida, Ser 2003 A           6.90       05/01/35       2,096,720
      1,000   Midtown Miami FL                                                            6.25       05/01/37       1,024,300
      2,000   Chicago, Illinois, Lake Shore East, Ser 2002                                6.75       12/01/32       2,073,060
      2,000   Des Peres, Missouri, West County Center Ser 2002                            5.75       04/15/20       2,051,280
      4,000   Fenton, Missouri, Gravois Bluffs Redevelopment Ser 2001 A Refg              7.00       10/01/21       4,329,840
      1,995   Las Vegas District No 808, Nevada, Summerlin Area Ser 2001                  6.75       06/01/21       2,060,017
      -----                                                                                                      ------------
     15,995                                                                                                        16,745,417
     ------                                                                                                      ------------

              Transportation Facilities Revenue  (3.8%)
      5,000   E-470 Public Highway Authority, Colorado, Ser 1997 B (MBIA)                 0.00       09/01/15       3,107,800
      1,780   Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg Ser               5.85       10/01/13       1,971,083
              1993 A (Ambac)
      1,000   Nevada Department of Business & Industry, Las Vegas Monorail               7.375       01/01/40         981,380
      -----   2nd Tier Ser 2000                                                                                  ------------
      7,780                                                                                                         6,060,263
      -----                                                                                                      ------------

              Refunded  (3.6%)
      2,000   Anne Arundel County, Maryland, National Business Park Ser 2000             7.375      07/01/28++      2,491,720
      3,000   Massachusetts Health & Educational Facilities Authority, Dana               6.25      12/01/22+       3,234,930
      -----   Farber Cancer Institute Ser G-1                                                                    ------------
      5,000                                                                                                         5,726,650
      -----                                                                                                      ------------
    226,309   TOTAL TAX-EXEMPT  MUNICIPAL BONDS (COST $162,745,434)                                               153,647,110
    -------                                                                                                      ------------

              SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.0%)
      3,000   Harris County Health Facilities Development Corporation, Texas,             1.35*      12/01/32       3,000,000
              Methodist Hospital Ser 2002 (Demand 08/02/04)
        115   Washington Health Care Facilities Authority, Virginia,  Mason               1.26*      02/15/27         115,000
        ---                                                                                                      ------------
              Medical Center Ser 1997 B (MBIA) (Demand 08/02/04)
      3,115   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (COST $3,115,000)                                   3,115,000
      -----                                                                                                      ------------


   $229,424   TOTAL INVESTMENTS (COST $165,860,434) (C)                                   99.1%                   156,762,110
   ========
              OTHER ASSETS IN EXCESS OF LIABILITIES                                        0.9                      1,344,718
                                                                                           ---                   ------------
              NET ASSETS                                                                 100.0%                  $158,106,828
                                                                                         =====                   ============

----------
     AMT      Alternative Minimum Tax.

     COPs     Certificates of Participation.

      *       Current coupon of variable rate demand obligation.

      +       Joint exemption in locations shown.

      ++       Prerefunded to call date shown.

      #       Currently a 6.50% coupon; increases to 8.00% on January 1, 2009.

     (a)      Issuer in bankruptcy; non-income producing security.

     (b)      Resale is restricted to qualified institutional investors.

     (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,210,885 and the aggregate gross unrealized depreciation is $15,441,664 , resulting in net unrealized depreciation of $9,230,779 .

Bond Insurance:
---------------
    Ambac     Ambac Assurance Corporation.
     MBIA     Municipal Bond Investors Assurance Corporation.


                        SEE NOTES TO FINANCIAL STATEMENTS

             MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST
                      GEOGRAPHIC SUMMARY OF INVESTMENTS
                         AUGUST 31, 2004 (UNAUDITED)

Alabama                                                                    0.6 %
Arkansas                                                                   1.3
California                                                                 5.5
Colorado                                                                   4.7
Connecticut                                                                2.6
Dist of Columbia                                                           0.2
Florida                                                                    9.3
Hawaii                                                                     1.9
Illinois                                                                   2.3
Indiana                                                                    0.7
Iowa                                                                       2.4
Kansas                                                                     1.0
Kentucky                                                                   0.7
Louisianna                                                                 0.8
Maryland                                                                   4.0
Massachusetts                                                              4.6
Minnesota                                                                  5.0
Missouri                                                                   6.8
Nevada                                                                     3.7
New Hampshire                                                              7.0
New Jersey                                                                 4.2
New York                                                                   6.1
North Carolina                                                             0.6
Ohio                                                                       1.2
Pennsylvania                                                               6.1
South Carolina                                                             2.7
Tennessee                                                                  1.1
Texas                                                                      5.2
Vermont                                                                    1.3
Virginia                                                                   4.1
Washington                                                                 0.1
West Virginia                                                              1.3
                                                                           ---
Total
                                                                          99.1%
                                                                         -----

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004


                                       3